Average Annual Total Returns - FidelitySustainableMulti-AssetFund-RetailPRO - FidelitySustainableMulti-AssetFund-RetailPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024
Fidelity Sustainable Multi-Asset Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.16%
Since Inception	(1.12%)	[1]
Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.56%
Since Inception	(1.68%)	[1]
Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.80%
Since Inception	(1.00%)	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	4.81%
IXWST
Average Annual Return:
Past 1 year	17.71%
Since Inception	0.54%

[1]	A From February 10, 2022 .